Taxes - Schedule of Income Taxes Expenses Benefit (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Schedule of Income Taxes Expenses Benefit [Abstract]
Current income tax expense	$ 19,812	$ 27,131
Deferred income tax expense	(20,182)	(2,125)
Total	$ (370)	$ 25,006